DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Australia - 8.0%
Ampol Ltd.	74,553	$1,764,027
APA Group(a)	389,087	2,952,523
Aristocrat Leisure Ltd.	172,332	4,209,681
ASX Ltd.	58,999	3,167,033
Aurizon Holdings Ltd.	550,197	1,404,242
Australia & New Zealand Banking Group Ltd.	891,981	13,934,023
BHP Group Ltd.	1,496,433	41,571,750
BlueScope Steel Ltd.	143,580	1,642,651
Brambles Ltd.	411,739	3,487,849
Cochlear Ltd.	18,553	2,720,516
Coles Group Ltd.	399,892	4,804,876
Commonwealth Bank of Australia	504,818	33,668,270
Computershare Ltd.	156,142	2,638,953
CSL Ltd.	142,760	28,674,036
Dexus REIT	305,614	1,825,587
Domino’s Pizza Enterprises Ltd.	19,902	865,421
Endeavour Group Ltd.	392,761	1,953,789
Evolution Mining Ltd.	521,241	852,416
Fortescue Metals Group Ltd.	488,726	6,159,849
Goodman Group REIT	507,040	6,824,355
GPT Group REIT	561,270	1,616,847
IDP Education Ltd.	53,483	1,061,643
Insurance Australia Group Ltd.	764,625	2,432,856
Lendlease Corp. Ltd.(a)	196,292	1,379,393
Lottery Corp. Ltd.*	636,953	1,926,392
Macquarie Group Ltd.	108,818	13,198,558
Medibank Pvt Ltd.	766,423	1,945,617
Mineral Resources Ltd.*	47,378	2,073,806
Mirvac Group REIT	1,133,672	1,629,002
National Australia Bank Ltd.	950,113	19,887,021
Newcrest Mining Ltd.	270,182	3,277,783
Northern Star Resources Ltd.	345,801	1,864,522
Orica Ltd.	143,405	1,517,992
Origin Energy Ltd.	522,154	2,254,462
Qantas Airways Ltd.*	237,459	864,401
QBE Insurance Group Ltd.	437,349	3,612,022
Ramsay Health Care Ltd.	57,871	2,839,590
REA Group Ltd.	15,992	1,395,720
Reece Ltd.	62,600	685,773
Rio Tinto Ltd.	111,358	7,200,592
Santos Ltd.	960,261	5,184,195
Scentre Group REIT	1,536,036	3,090,037
SEEK Ltd.	94,045	1,342,348
Sonic Healthcare Ltd.	128,621	2,992,305
South32 Ltd.	1,410,918	4,006,497
Stockland REIT	705,022	1,746,330
Suncorp Group Ltd.	350,058	2,610,847
Telstra Corp. Ltd.	1,230,859	3,343,596
Transurban Group(a)	897,025	8,568,503
Treasury Wine Estates Ltd.	207,521	1,872,931
Vicinity Centres REIT	1,110,728	1,470,631
Washington H Soul Pattinson & Co. Ltd.	63,632	1,118,984
Wesfarmers Ltd.	337,465	10,855,104
Westpac Banking Corp.	1,038,160	15,350,908
WiseTech Global Ltd.	43,429	1,746,427
Woodside Energy Group Ltd.	561,291	13,154,176
Woolworths Group Ltd.	362,151	8,943,172

(Cost $339,623,646)		325,182,830

Austria - 0.2%
Erste Group Bank AG	106,914	2,415,326
OMV AG	40,105	1,623,427
Verbund AG	19,060	1,826,369
voestalpine AG	31,785	642,680

(Cost $7,541,151)		6,507,802

Belgium - 0.8%
Ageas SA/NV	46,058	1,874,121
Anheuser-Busch InBev SA/NV	257,888	12,529,321
D’ieteren Group	6,677	1,011,206
Elia Group SA/NV	9,529	1,387,588
Groupe Bruxelles Lambert SA	31,612	2,398,522
KBC Group NV	70,292	3,346,923
Proximus SADP	35,880	457,211
Sofina SA	3,850	774,586
Solvay SA	21,044	1,705,390
UCB SA	38,303	2,698,334
Umicore SA (b)	70,111	2,237,045
Warehouses De Pauw CVA REIT	46,308	1,413,802

(Cost $49,797,666)		31,834,049

Chile - 0.0%
Antofagasta PLC
(Cost $1,603,040)	112,862	1,443,542

Denmark - 2.7%
A.P. Moller - Maersk A/S, Class A	977	2,291,757
A.P. Moller - Maersk A/S, Class B	1,490	3,574,631
Carlsberg A/S, Class B	28,177	3,677,107
Chr Hansen Holding A/S	29,768	1,738,436
Coloplast A/S, Class B	36,350	4,166,074
Danske Bank A/S	190,977	2,559,349
Demant A/S*	26,778	826,777
DSV A/S	55,532	8,227,658
Genmab A/S*	19,109	6,816,574
GN Store Nord AS	42,266	1,201,032
Novo Nordisk A/S, Class B	488,570	52,317,904
Novozymes A/S, Class B	61,192	3,519,010
Orsted AS, 144A	55,122	5,414,070
Pandora A/S	28,709	1,734,391
ROCKWOOL A/S, Class B	2,371	490,331
Tryg A/S	100,529	2,277,294
Vestas Wind Systems A/S	303,049	7,633,604

(Cost $81,736,521)		108,465,999

Finland - 1.2%
Elisa OYJ	39,769	2,128,583
Fortum OYJ	128,046	1,318,326
Kesko OYJ, Class B	77,139	1,626,389
Kone OYJ, Class B	104,898	4,208,260
Neste OYJ	121,822	6,029,437
Nokia OYJ	1,633,869	8,229,494
Nordea Bank Abp	1,014,820	9,438,968
Orion OYJ, Class B	30,810	1,398,578
Sampo OYJ, Class A	147,460	6,683,372
Stora Enso OYJ, Class R	153,910	2,300,746
UPM-Kymmene OYJ	154,955	5,277,424
Wartsila OYJ Abp	150,149	1,242,448

(Cost $54,208,285)		49,882,025

France - 10.6%
Accor SA*	47,171	1,131,546
Aeroports de Paris*	9,380	1,290,008
Air Liquide SA	154,415	19,428,472
Airbus SE	174,996	17,215,169
Alstom SA(b)	102,952	2,127,173
Amundi SA, 144A	20,686	1,053,973
Arkema SA	16,722	1,417,988
AXA SA	569,354	13,460,365
BioMerieux	12,091	1,108,888
BNP Paribas SA	329,076	15,372,832
Bollore SE	252,218	1,210,557
Bouygues SA	61,376	1,807,220
Bureau Veritas SA	94,535	2,353,225
Capgemini SE	47,577	8,271,571
Carrefour SA	185,859	3,108,005
Cie de Saint-Gobain	144,718	5,868,281
Cie Generale des Etablissements Michelin SCA	204,979	5,006,680
Covivio REIT	12,565	704,598
Credit Agricole SA	353,833	3,267,824
Danone SA	192,565	10,161,650
Dassault Aviation SA	6,284	865,170
Dassault Systemes SE	200,383	7,768,043
Edenred	76,634	3,889,177
Eiffage SA	26,226	2,315,624
Electricite de France SA	160,869	1,929,477
Engie SA	553,742	6,604,346
EssilorLuxottica SA(b)	84,997	12,748,608
Eurazeo SE	12,767	765,322
Gecina SA REIT	13,481	1,205,072
Getlink SE	135,347	2,555,761
Hermes International	9,366	12,071,365
Ipsen SA	11,992	1,151,509
Kering SA	22,094	11,168,303
Klepierre SA REIT*	58,683	1,208,957
La Francaise des Jeux SAEM, 144A	31,375	1,020,637
Legrand SA	78,811	5,724,662
L’Oreal SA	71,228	24,570,055
LVMH Moet Hennessy Louis Vuitton SE	82,090	53,416,431
Orange SA	604,677	6,136,259
Pernod Ricard SA	62,092	11,453,412
Publicis Groupe SA	69,896	3,424,300
Remy Cointreau SA	7,382	1,374,657
Renault SA*	55,271	1,589,132
Safran SA	101,697	10,414,230
Sanofi	336,264	27,770,989
Sartorius Stedim Biotech	7,987	2,935,307
Schneider Electric SE	160,543	19,163,708
SEB SA	7,164	532,761
Societe Generale SA	229,980	5,103,099
Sodexo SA	25,444	1,954,569
Teleperformance	17,187	4,910,455
Thales SA	31,560	3,810,707
TotalEnergies SE(b)	733,830	37,382,005
Ubisoft Entertainment SA*	26,691	1,234,133
Unibail-Rodamco-Westfield REIT*	17,861	922,601
Unibail-Rodamco-Westfield CDI*	285,626	746,580
Valeo	58,848	1,131,927
Veolia Environnement SA	194,146	4,346,988
Vinci SA	158,135	14,660,177
Vivendi SE	216,611	1,970,906
Wendel SE	7,471	589,377
Worldline SA, 144A*	67,905	2,920,041

(Cost $427,067,423)		432,822,864

Germany - 6.8%
adidas AG	51,956	7,742,177
Allianz SE	121,383	20,564,055
BASF SE	271,148	11,463,672
Bayer AG	291,198	15,392,848
Bayerische Motoren Werke AG	97,501	7,198,864
Bechtle AG	20,470	786,442
Beiersdorf AG	31,236	3,157,899
Brenntag SE	43,942	2,888,918
Carl Zeiss Meditec AG	11,744	1,465,826
Commerzbank AG*	325,985	2,171,981
Continental AG	30,465	1,759,798
Covestro AG, 144A	56,208	1,701,367
Daimler Truck Holding AG*	143,181	3,672,789
Delivery Hero SE, 144A*(b)	45,737	1,907,483
Deutsche Bank AG(c)	614,270	5,137,881
Deutsche Boerse AG	56,860	9,625,487
Deutsche Lufthansa AG*	192,910	1,150,589
Deutsche Post AG	293,363	10,729,807
Deutsche Telekom AG	956,757	18,064,545
E.ON SE	654,955	5,601,262

Evonik Industries AG	60,970	1,139,350
Fresenius Medical Care AG & Co. KGaA	59,673	2,050,321
Fresenius SE & Co. KGaA	120,393	2,983,590
GEA Group AG	47,259	1,647,531
Hannover Rueck SE	17,051	2,517,193
HeidelbergCement AG	42,481	1,925,378
HelloFresh SE*	45,753	1,097,071
Henkel AG & Co. KGaA	32,553	2,038,092
Infineon Technologies AG	381,115	9,306,945
KION Group AG	22,742	910,298
Knorr-Bremse AG	21,609	1,049,968
LEG Immobilien SE	21,829	1,652,300
Mercedes-Benz Group AG	236,179	13,319,986
Merck KGaA	37,484	6,456,566
MTU Aero Engines AG	15,103	2,670,529
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,586	9,954,828
Nemetschek SE	19,356	1,145,713
Puma SE	30,985	1,900,065
Rational AG	1,262	682,951
Rheinmetall AG	13,971	2,223,963
RWE AG	187,758	7,185,223
SAP SE	310,227	26,481,141
Scout24 SE, 144A	21,826	1,262,086
Siemens AG	226,154	22,972,822
Siemens Energy AG	127,442	1,879,471
Siemens Healthineers AG, 144A	84,009	4,114,026
Symrise AG	39,183	4,108,989
Telefonica Deutschland Holding AG	260,788	677,475
Uniper SE(b)	29,320	158,670
United Internet AG	24,997	566,473
Volkswagen AG	8,833	1,635,094
Vonovia SE	213,376	5,789,675
Zalando SE, 144A*	64,433	1,496,419

(Cost $373,874,309)		277,183,892

Hong Kong - 3.0%
AIA Group Ltd.	3,566,158	34,508,861
BOC Hong Kong Holdings Ltd.	1,127,285	3,892,291
Budweiser Brewing Co. APAC Ltd., 144A	490,732	1,447,430
Chow Tai Fook Jewellery Group Ltd.	602,605	1,217,694
CK Asset Holdings Ltd.	603,444	4,082,571
CK Hutchison Holdings Ltd.	791,823	5,119,958
CK Infrastructure Holdings Ltd.	187,622	1,142,652
CLP Holdings Ltd.	499,832	4,311,367
ESR Group Ltd., 144A*	592,956	1,665,840
Futu Holdings Ltd., ADR*	24,078	1,181,989
Galaxy Entertainment Group Ltd.	615,762	3,459,822
Hang Lung Properties Ltd.	619,153	1,031,830
Hang Seng Bank Ltd.	214,692	3,364,521
Henderson Land Development Co. Ltd.	391,413	1,311,575
HK Electric Investments & HK Electric Investments Ltd.(a)	875,975	731,030
HKT Trust & HKT Ltd.(a)	1,095,382	1,470,986
Hong Kong & China Gas Co. Ltd.	3,338,289	3,296,309
Hong Kong Exchanges & Clearing Ltd.	358,449	14,513,880
Hongkong Land Holdings Ltd.	330,700	1,600,588
Jardine Matheson Holdings Ltd.	49,557	2,631,477
Link REIT	623,593	4,834,639
MTR Corp. Ltd.	424,765	2,178,296
New World Development Co. Ltd.	436,934	1,427,925
Power Assets Holdings Ltd.	434,086	2,599,417
Sino Land Co. Ltd.	957,559	1,403,026
SITC International Holdings Co. Ltd.	377,053	960,804
Sun Hung Kai Properties Ltd.	421,308	4,954,544
Swire Pacific Ltd., Class A	131,986	913,965
Swire Properties Ltd.	384,471	888,594
Techtronic Industries Co. Ltd.	413,021	4,904,450
WH Group Ltd., 144A	2,940,397	2,008,043
Wharf Real Estate Investment Co. Ltd.	467,392	2,131,899
Xinyi Glass Holdings Ltd.	506,111	938,879

(Cost $124,625,774)		122,127,152

Ireland - 1.0%
AerCap Holdings NV*	37,567	1,654,826
CRH PLC	223,820	8,276,230
DCC PLC	31,177	1,797,516
Experian PLC	269,605	8,215,244
Flutter Entertainment PLC*	49,761	6,263,422
James Hardie Industries PLC CDI	125,830	2,885,185
Kerry Group PLC, Class A	47,556	4,915,350
Kingspan Group PLC	43,069	2,451,505
Smurfit Kappa Group PLC	71,175	2,399,744

(Cost $38,110,800)		38,859,022

Israel - 0.9%
Azrieli Group Ltd.	14,582	1,214,692
Bank Hapoalim BM	378,445	3,942,017
Bank Leumi Le-Israel BM	499,316	5,299,977
Bezeq The Israeli Telecommunication Corp. Ltd.	550,000	929,517
Check Point Software Technologies Ltd.*	29,554	3,553,573
CyberArk Software Ltd.*	11,411	1,646,379
Elbit Systems Ltd.	7,415	1,587,259
ICL Group Ltd.	216,797	2,082,522
Israel Discount Bank Ltd., Class A	356,678	2,189,555
Mizrahi Tefahot Bank Ltd.	46,674	1,905,462
Nice Ltd.*	19,117	4,144,991
Teva Pharmaceutical Industries Ltd., ADR*	344,306	3,112,526
Tower Semiconductor Ltd.*	34,213	1,608,308
Wix.com Ltd.*	16,670	1,055,044
ZIM Integrated Shipping Services Ltd.(b)	26,575	959,092

(Cost $35,365,403)		35,230,914

Italy - 1.8%
Amplifon SpA	35,388	926,422
Assicurazioni Generali SpA	323,623	4,761,297
Atlantia SpA	137,185	3,147,439
Davide Campari-Milano NV	152,001	1,498,207
DiaSorin SpA	8,200	1,079,106
Enel SpA	2,412,317	11,383,113
Eni SpA	731,551	8,680,921
Ferrari NV	37,835	7,345,912
FinecoBank Banca Fineco SpA	165,125	1,794,668
Infrastrutture Wireless Italiane SpA, 144A	118,007	1,098,155
Intesa Sanpaolo SpA	4,772,446	8,263,635
Mediobanca Banca di Credito Finanziario SpA	179,857	1,429,351
Moncler SpA	62,001	2,781,427
Nexi SpA, 144A*	157,368	1,297,123
Poste Italiane SpA, 144A	155,182	1,246,355
Prysmian SpA	71,324	2,194,037
Recordati Industria Chimica e Farmaceutica SpA	32,239	1,319,920
Snam SpA	595,752	2,835,450
Telecom Italia SpA*	3,074,182	636,417
Terna - Rete Elettrica Nazionale	436,410	3,113,851
UniCredit SpA	616,913	6,074,439

(Cost $93,293,527)		72,907,245

Japan - 22.6%
Advantest Corp.	55,300	3,184,452
Aeon Co. Ltd.(b)	192,900	3,780,243
AGC, Inc.	55,200	1,887,349
Aisin Corp.	44,854	1,341,503
Ajinomoto Co., Inc.	141,447	3,931,091
ANA Holdings, Inc.*	49,500	957,576
Asahi Group Holdings Ltd.	135,865	4,570,071
Asahi Intecc Co. Ltd.	62,900	1,134,170
Asahi Kasei Corp.	376,600	2,773,164
Astellas Pharma, Inc.	551,432	7,877,033
Azbil Corp.	38,700	1,111,485
Bandai Namco Holdings, Inc.	59,500	4,490,606
Bridgestone Corp.	165,776	6,387,612
Brother Industries Ltd.	71,400	1,375,321
Canon, Inc.	290,686	6,978,138
Capcom Co. Ltd.	55,900	1,533,050
Central Japan Railway Co.	42,754	5,060,929
Chiba Bank Ltd.	123,200	666,881
Chubu Electric Power Co., Inc.	191,700	1,951,152
Chugai Pharmaceutical Co. Ltd.	201,700	5,239,772
Concordia Financial Group Ltd.	358,215	1,139,687
CyberAgent, Inc.	128,100	1,262,328
Dai Nippon Printing Co. Ltd.	62,300	1,317,078
Daifuku Co. Ltd.	29,721	1,752,132
Dai-ichi Life Holdings, Inc.	290,638	5,035,564
Daiichi Sankyo Co. Ltd.	520,593	15,727,398
Daikin Industries Ltd.	73,588	12,969,604
Daito Trust Construction Co. Ltd.	18,713	1,850,758
Daiwa House Industry Co. Ltd.	185,836	4,194,938
Daiwa House REIT Investment Corp. REIT(b)	694	1,608,551
Daiwa Securities Group, Inc.	393,487	1,723,780
Denso Corp.	125,853	6,931,087
Dentsu Group, Inc.	65,400	2,125,471
Disco Corp.	9,000	2,215,584
East Japan Railway Co.	92,353	4,812,261
Eisai Co. Ltd.	75,252	3,085,914
ENEOS Holdings, Inc.	906,728	3,417,404
FANUC Corp.	57,417	9,313,602
Fast Retailing Co. Ltd.(b)	17,417	10,274,055
Fuji Electric Co. Ltd.	37,100	1,620,997
FUJIFILM Holdings Corp.	107,554	5,505,247
Fujitsu Ltd.	59,702	7,118,687
GLP J REIT	1,173	1,434,534
GMO Payment Gateway, Inc.	13,000	1,049,919
Hakuhodo DY Holdings, Inc.	66,159	595,752
Hamamatsu Photonics KK	40,400	1,730,286
Hankyu Hanshin Holdings, Inc.	68,640	2,067,723
Hikari Tsushin, Inc.	7,700	978,262
Hirose Electric Co. Ltd.	8,466	1,209,646
Hitachi Construction Machinery Co. Ltd.	24,300	503,579
Hitachi Ltd.	285,401	14,372,254
Hitachi Metals Ltd.*	56,200	846,691
Honda Motor Co. Ltd.	478,799	12,834,605
Hoshizaki Corp.	33,000	985,784
Hoya Corp.	109,274	11,208,598
Hulic Co. Ltd.	119,900	914,839
Ibiden Co. Ltd.	31,000	999,676
Idemitsu Kosan Co. Ltd.	66,784	1,754,627
Iida Group Holdings Co. Ltd.	42,600	650,997
Inpex Corp.	314,917	3,635,968
Isuzu Motors Ltd.	166,200	2,070,845
Ito En Ltd.	17,300	764,600
ITOCHU Corp.	354,754	9,813,350
Itochu Techno-Solutions Corp.	24,300	618,323
Japan Airlines Co. Ltd.*	38,073	705,416
Japan Exchange Group, Inc.	138,578	2,079,293
Japan Metropolitan Fund Invest REIT(b)	1,846	1,469,625
Japan Post Bank Co. Ltd.	102,658	749,291
Japan Post Holdings Co. Ltd.	709,713	4,910,902
Japan Post Insurance Co. Ltd.	56,500	867,072
Japan Real Estate Investment Corp. REIT	398	1,847,832
Japan Tobacco, Inc.	349,541	5,937,857
JFE Holdings, Inc.(b)	150,185	1,621,576
JSR Corp.	51,100	1,151,290
Kajima Corp.	111,700	1,181,121
Kakaku.com, Inc.	39,900	743,575

Kansai Electric Power Co., Inc.	186,767	1,809,526
Kao Corp.	139,404	6,075,877
KDDI Corp.	479,833	14,772,329
Keio Corp.	31,960	1,223,878
Keisei Electric Railway Co. Ltd.	43,428	1,219,141
Keyence Corp.	57,470	21,858,663
Kikkoman Corp.	43,382	2,673,024
Kintetsu Group Holdings Co. Ltd.	49,040	1,673,202
Kirin Holdings Co. Ltd.	240,623	3,974,155
Kobayashi Pharmaceutical Co. Ltd.	14,800	844,801
Kobe Bussan Co. Ltd.	47,200	1,212,913
Koei Tecmo Holdings Co. Ltd.	22,300	753,633
Koito Manufacturing Co. Ltd.	25,700	885,186
Komatsu Ltd.	280,573	5,917,429
Konami Group Corp.	25,866	1,318,202
Kose Corp.	9,500	905,381
Kubota Corp.	302,081	4,730,446
Kurita Water Industries Ltd.	31,900	1,253,727
Kyocera Corp.	96,000	5,374,756
Kyowa Kirin Co. Ltd.	74,700	1,685,690
Lasertec Corp.	23,200	3,240,569
Lixil Corp.	79,900	1,402,743
M3, Inc.	124,542	4,052,938
Makita Corp.	65,600	1,558,723
Marubeni Corp.	441,700	4,616,508
Mazda Motor Corp.	178,400	1,580,784
McDonald’s Holdings Co. Japan Ltd.	31,322	1,120,535
MEIJI Holdings Co. Ltd.	33,990	1,622,125
MINEBEA MITSUMI, Inc.	107,920	1,878,356
MISUMI Group, Inc.	77,800	1,932,050
Mitsubishi Chemical Group Corp.	359,000	1,894,166
Mitsubishi Corp.	373,125	12,257,999
Mitsubishi Electric Corp.	560,579	5,723,817
Mitsubishi Estate Co. Ltd.	343,651	4,650,451
Mitsubishi HC Capital, Inc.	211,000	1,026,712
Mitsubishi Heavy Industries Ltd.	90,399	3,496,881
Mitsubishi UFJ Financial Group, Inc.	3,529,752	18,321,426
Mitsui & Co. Ltd.	416,660	9,795,296
Mitsui Chemicals, Inc.	52,200	1,181,710
Mitsui Fudosan Co. Ltd.	274,926	5,587,573
Mitsui OSK Lines Ltd.(b)	99,500	2,617,761
Mizuho Financial Group, Inc.	724,658	8,311,985
MonotaRO Co. Ltd.	75,900	1,378,957
MS&AD Insurance Group Holdings, Inc.	137,121	4,106,968
Murata Manufacturing Co. Ltd.	166,377	9,046,693
NEC Corp.	74,759	2,744,437
Nexon Co. Ltd.	154,745	3,106,596
NGK Insulators Ltd.	65,200	938,167
Nidec Corp.	134,346	9,016,679
Nihon M&A Center Holdings, Inc.	92,700	1,167,049
Nintendo Co. Ltd.	32,571	13,361,319
Nippon Building Fund, Inc. REIT	482	2,407,832
NIPPON EXPRESS HOLDINGS, Inc.	25,400	1,405,982
Nippon Paint Holdings Co. Ltd.	256,710	2,006,745
Nippon Prologis REIT, Inc. REIT	571	1,440,601
Nippon Sanso Holdings Corp.	60,000	1,098,722
Nippon Shinyaku Co. Ltd.	15,900	875,544
Nippon Steel Corp.	240,709	3,826,567
Nippon Telegraph & Telephone Corp.	345,302	9,367,956
Nippon Yusen KK(b)	49,400	3,801,231
Nissan Chemical Corp.	37,149	1,890,541
Nissan Motor Co. Ltd.	660,542	2,614,591
Nisshin Seifun Group, Inc.(b)	48,700	550,362
Nissin Foods Holdings Co. Ltd.	18,700	1,340,666
Nitori Holdings Co. Ltd.	22,701	2,187,989
Nitto Denko Corp.	44,224	2,744,005
Nomura Holdings, Inc.	845,254	3,065,244
Nomura Real Estate Holdings, Inc.	29,036	715,842
Nomura Real Estate Master Fund, Inc. REIT(b)	1,284	1,573,056
Nomura Research Institute Ltd.	97,243	2,652,877
NTT Data Corp.	188,934	2,684,583
Obayashi Corp.	204,900	1,424,750
Obic Co. Ltd.	20,600	3,079,806
Odakyu Electric Railway Co. Ltd.	74,750	1,028,233
Oji Holdings Corp.	239,868	961,717
Olympus Corp.	369,816	8,012,569
Omron Corp.	52,992	2,818,865
Ono Pharmaceutical Co. Ltd.	107,406	2,572,951
Open House Group Co. Ltd.	25,400	1,000,094
Oracle Corp.	11,300	679,179
Oriental Land Co. Ltd.	59,800	8,974,843
ORIX Corp.	345,146	5,704,194
Osaka Gas Co. Ltd.	105,500	1,780,040
Otsuka Corp.	38,300	1,248,868
Otsuka Holdings Co. Ltd.	114,167	3,748,178
Pan Pacific International Holdings Corp.	102,272	1,844,098
Panasonic Holdings Corp.	645,485	5,264,240
Persol Holdings Co. Ltd.	57,300	1,163,117
Rakuten Group, Inc.	289,486	1,408,620
Recruit Holdings Co. Ltd.	430,053	13,877,471
Renesas Electronics Corp.*	357,500	3,407,090
Resona Holdings, Inc.	676,325	2,494,017
Ricoh Co. Ltd.	165,300	1,305,266
Rohm Co. Ltd.	25,000	1,893,108
SBI Holdings, Inc.	74,325	1,469,112
SCSK Corp.	40,100	658,111
Secom Co. Ltd.	65,000	4,174,411
Seiko Epson Corp.	86,259	1,363,504
Sekisui Chemical Co. Ltd.	104,500	1,433,702
Sekisui House Ltd.	191,851	3,278,418
Seven & i Holdings Co. Ltd.(b)	217,376	8,657,487

SG Holdings Co. Ltd.	79,700	1,330,389
Sharp Corp.	86,973	627,921
Shimadzu Corp.	75,000	2,208,026
Shimano, Inc.	21,694	3,875,797
Shimizu Corp.	138,400	763,105
Shin-Etsu Chemical Co. Ltd.	110,404	12,965,566
Shionogi & Co. Ltd.	80,995	3,966,816
Shiseido Co. Ltd.	122,257	4,659,714
Shizuoka Bank Ltd.	107,900	626,003
SMC Corp.	16,582	7,949,334
SoftBank Corp.	856,600	9,430,770
SoftBank Group Corp.	356,428	14,269,948
Sompo Holdings, Inc.	89,135	3,832,308
Sony Group Corp.	373,216	29,913,696
Square Enix Holdings Co. Ltd.	25,300	1,105,424
Subaru Corp.	188,634	3,442,732
SUMCO Corp.	105,800	1,454,583
Sumitomo Chemical Co. Ltd.	446,122	1,766,184
Sumitomo Corp.	338,376	4,786,099
Sumitomo Electric Industries Ltd.	203,000	2,341,605
Sumitomo Metal Mining Co. Ltd.	75,500	2,393,936
Sumitomo Mitsui Financial Group, Inc.	386,415	11,665,463
Sumitomo Mitsui Trust Holdings, Inc.	97,981	3,058,093
Sumitomo Realty & Development Co. Ltd.	88,803	2,186,117
Suntory Beverage & Food Ltd.	40,600	1,490,444
Suzuki Motor Corp.	114,026	4,004,555
Sysmex Corp.	47,407	2,935,702
T&D Holdings, Inc.	148,900	1,630,210
Taisei Corp.	57,315	1,747,195
Takeda Pharmaceutical Co. Ltd.	444,911	12,329,727
TDK Corp.	118,872	4,205,549
Terumo Corp.	189,744	6,154,302
TIS, Inc.	65,400	1,878,323
Tobu Railway Co. Ltd.	52,279	1,239,945
Toho Co. Ltd.	33,300	1,272,795
Tokio Marine Holdings, Inc.	180,250	10,109,829
Tokyo Electric Power Co. Holdings, Inc.*	462,600	1,811,441
Tokyo Electron Ltd.	44,264	14,070,169
Tokyo Gas Co. Ltd.	118,580	2,229,483
Tokyu Corp.	161,010	1,922,732
TOPPAN, Inc.	82,989	1,308,828
Toray Industries, Inc.	440,543	2,533,380
Toshiba Corp.	115,116	4,281,478
Tosoh Corp.	65,840	856,382
TOTO Ltd.	38,215	1,329,995
Toyota Industries Corp.	41,700	2,347,267
Toyota Motor Corp.	3,134,920	47,421,518
Toyota Tsusho Corp.	60,711	2,143,512
Trend Micro, Inc.	39,376	2,443,197
Unicharm Corp.	114,100	3,984,158
USS Co. Ltd.	60,700	1,076,587
Welcia Holdings Co. Ltd.(b)	23,600	496,547
West Japan Railway Co.	67,406	2,635,590
Yakult Honsha Co. Ltd.	37,779	2,238,051
Yamaha Corp.	42,181	1,657,788
Yamaha Motor Co. Ltd.	89,474	1,867,087
Yamato Holdings Co. Ltd.	82,671	1,297,267
Yaskawa Electric Corp.	66,220	2,183,103
Yokogawa Electric Corp.	77,844	1,370,010
Z Holdings Corp.	764,900	2,284,927
ZOZO, Inc.	33,197	743,154

(Cost $920,634,591)		919,568,216

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,654,797)	54,587	832,623

Luxembourg - 0.2%
ArcelorMittal SA	160,081	3,821,551
Aroundtown SA(b)	276,685	808,583
Eurofins Scientific SE	37,828	2,626,856
Tenaris SA	134,259	1,855,201

(Cost $10,257,949)		9,112,191

Macau - 0.0%
Sands China Ltd.*
(Cost $3,043,057)	743,167	1,675,954

Netherlands - 4.4%
ABN AMRO Bank NV, 144A	123,521	1,188,445
Adyen NV, 144A*	6,415	9,960,244
Aegon NV	510,615	2,292,723
Akzo Nobel NV	50,303	3,186,801
Argenx SE*	16,095	6,041,245
ASM International NV	13,115	3,573,079
ASML Holding NV	120,096	58,492,691
Euronext NV, 144A	25,362	1,880,982
EXOR NV	29,480	1,785,260
Heineken Holding NV	27,958	1,989,226
Heineken NV	75,291	6,790,066
IMCD NV	16,024	2,219,039
ING Groep NV	1,155,214	10,176,742
JDE Peet’s NV	28,478	879,175
Just Eat Takeaway.com NV, 144A*	54,830	919,202
Koninklijke Ahold Delhaize NV	313,253	8,625,626
Koninklijke DSM NV	52,699	6,744,444
Koninklijke KPN NV	988,052	3,147,632
Koninklijke Philips NV	255,269	4,270,758
NN Group NV	83,006	3,417,593
OCI NV	32,888	1,237,423
Prosus NV*(b)	245,776	15,251,806
QIAGEN NV*	67,852	3,085,504
Randstad NV	32,691	1,527,329
Stellantis NV	656,032	8,804,024
Universal Music Group NV	203,512	4,050,715
Wolters Kluwer NV	77,795	7,617,874

(Cost $166,301,757)		179,155,648

New Zealand - 0.2%
Auckland International Airport Ltd.*	360,450	1,667,293
Fisher & Paykel Healthcare Corp. Ltd.	176,007	2,117,184
Mercury NZ Ltd.	176,392	625,968
Meridian Energy Ltd.	321,974	985,984
Spark New Zealand Ltd.	545,781	1,809,934
Xero Ltd.*	38,814	2,330,508

(Cost $9,838,901)		9,536,871

Norway - 0.9%
Adevinta ASA*	68,906	562,669
Aker BP ASA(b)	95,775	3,350,923
DNB Bank ASA	282,749	5,405,828
Equinor ASA	289,754	11,158,234
Gjensidige Forsikring ASA	56,905	1,156,670
Kongsberg Gruppen ASA	27,475	939,992
Mowi ASA	130,416	2,681,062
Norsk Hydro ASA	421,537	2,905,586
Orkla ASA	225,230	1,890,619
Salmar ASA	14,992	994,906
Telenor ASA	208,430	2,286,095
Yara International ASA	50,331	2,134,212

(Cost $33,085,395)		35,466,796

Portugal - 0.2%
EDP - Energias de Portugal SA	830,103	3,972,521
Galp Energia SGPS SA	156,559	1,698,422
Jeronimo Martins SGPS SA	86,824	1,928,310

(Cost $7,075,955)		7,599,253

Singapore - 1.5%
Ascendas Real Estate Investment Trust REIT	1,049,499	2,117,848
CapitaLand Integrated Commercial Trust REIT	1,678,834	2,486,805
Capitaland Investment Ltd.	738,300	1,949,499
City Developments Ltd.	109,800	638,788
DBS Group Holdings Ltd.	535,787	12,498,949
Genting Singapore Ltd.	1,831,278	1,015,593
Grab Holdings Ltd., Class A*	328,547	936,359
Keppel Corp. Ltd.	417,800	2,173,535
Mapletree Logistics Trust REIT	880,375	1,052,078
Mapletree Pan Asia Commercial Trust REIT	814,000	1,071,781
Oversea-Chinese Banking Corp. Ltd.	981,487	8,491,308
Sea Ltd., ADR*	108,004	6,696,248
Singapore Airlines Ltd.*	382,250	1,455,200
Singapore Exchange Ltd.	236,200	1,604,020
Singapore Technologies Engineering Ltd.	456,800	1,219,266
Singapore Telecommunications Ltd.	2,540,889	4,763,769
United Overseas Bank Ltd.	345,354	6,754,106
UOL Group Ltd.	169,581	839,744
Venture Corp. Ltd.	76,700	1,003,859
Wilmar International Ltd.	549,166	1,587,628

(Cost $72,962,085)		60,356,383

Spain - 2.4%
Acciona SA	7,515	1,473,435
ACS Actividades de Construccion y Servicios SA(b)	69,142	1,543,247
Aena SME SA, 144A*	22,305	2,742,528
Amadeus IT Group SA*	129,712	6,859,237
Banco Bilbao Vizcaya Argentaria SA	1,924,233	8,685,481
Banco Santander SA	4,986,364	12,111,710
CaixaBank SA	1,319,129	3,982,282
Cellnex Telecom SA, 144A*	156,882	6,112,428
EDP Renovaveis SA	81,968	1,990,975
Enagas SA	76,833	1,404,512
Endesa SA	104,115	1,789,181
Ferrovial SA	149,067	3,742,129
Grifols SA*(b)	86,632	1,048,649
Iberdrola SA	1,759,879	18,366,828
Industria de Diseno Textil SA	330,558	7,158,793
Naturgy Energy Group SA	40,335	1,113,893
Red Electrica Corp. SA	125,436	2,298,650
Repsol SA	429,890	5,609,758
Siemens Gamesa Renewable Energy SA*	68,315	1,230,609
Telefonica SA(b)	1,559,931	6,452,464

(Cost $142,524,788)		95,716,789

Sweden - 3.1%
Alfa Laval AB	84,606	2,265,949
Alleima AB*	59,692	239,664
Assa Abloy AB, Class B	301,147	6,121,816
Atlas Copco AB, Class A	785,270	8,010,343
Atlas Copco AB, Class B	476,100	4,355,466
Boliden AB	77,016	2,482,068
Electrolux AB, Class B	56,455	716,226
Embracer Group AB*(b)	228,501	1,426,095
Epiroc AB, Class A	203,319	3,121,309
Epiroc AB, Class B	112,081	1,529,811
EQT AB	83,147	1,874,317
Essity AB, Class B	179,176	3,985,237
Evolution AB, 144A	56,267	4,531,446
Fastighets AB Balder, Class B*	161,628	896,687
Getinge AB, Class B	60,408	1,122,875
H & M Hennes & Mauritz AB, Class B(b)	210,256	2,190,528
Hexagon AB, Class B	563,837	5,789,114
Holmen AB, Class B	25,176	1,083,088
Husqvarna AB, Class B	102,681	693,530
Industrivarden AB, Class A	43,878	976,347
Industrivarden AB, Class C	39,530	870,698
Indutrade AB	72,246	1,343,260
Investment AB Latour, Class B(b)	49,120	972,263

Investor AB, Class A	131,013	2,185,189
Investor AB, Class B	563,665	8,920,289
Kinnevik AB, Class B*	71,966	1,029,195
L E Lundbergforetagen AB, Class B	21,054	872,971
Lifco AB, Class B	60,569	945,751
Nibe Industrier AB, Class B	485,813	4,568,739
Sagax AB, Class B	55,344	1,195,140
Sandvik AB	320,745	5,023,300
Securitas AB, Class B(b)	75,837	665,886
Skandinaviska Enskilda Banken AB, Class A	476,232	4,764,554
Skanska AB, Class B	94,195	1,397,461
SKF AB, Class B	104,068	1,567,366
Svenska Cellulosa AB SCA, Class B	185,380	2,788,526
Svenska Handelsbanken AB, Class A	406,108	3,336,486
Swedbank AB, Class A	269,848	3,500,936
Swedish Match AB	464,068	4,662,447
Swedish Orphan Biovitrum AB*	46,264	1,022,495
Tele2 AB, Class B	169,145	1,802,521
Telefonaktiebolaget LM Ericsson, Class B	848,942	6,369,454
Telia Co. AB	754,644	2,660,368
Volvo AB, Class A	58,717	979,902
Volvo AB, Class B	454,500	7,217,426
Volvo Car AB, Class B*(b)	187,696	1,144,488

(Cost $141,620,300)		125,219,027

Switzerland - 10.8%
ABB Ltd.	487,246	13,443,503
Adecco Group AG	42,394	1,346,633
Alcon, Inc.	145,100	9,583,280
Bachem Holding AG	7,888	548,327
Baloise Holding AG	13,315	1,926,078
Barry Callebaut AG	969	1,986,574
Chocoladefabriken Lindt & Spruengli AG	29	3,159,591
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	361	3,818,660
Cie Financiere Richemont SA, Class A	154,224	17,331,464
Clariant AG*	64,211	1,189,628
Coca-Cola HBC AG*	58,722	1,343,882
Credit Suisse Group AG	772,960	4,001,205
EMS-Chemie Holding AG	2,155	1,517,870
Geberit AG	10,840	5,022,441
Givaudan SA	2,747	8,793,210
Glencore PLC*	2,890,412	15,892,436
Holcim AG*	166,135	7,400,018
Julius Baer Group Ltd.	64,784	3,144,758
Kuehne + Nagel International AG	16,413	3,794,719
Logitech International SA	49,174	2,457,945
Lonza Group AG	22,026	11,793,768
Nestle SA	831,723	97,492,400
Novartis AG	639,106	51,736,530
Partners Group Holding AG	6,717	6,503,293
Roche Holding AG	208,001	67,113,571
Roche Holding AG	7,404	2,834,350
Schindler Holding AG	7,308	1,235,071
Schindler Holding AG Participation Certificates	12,876	2,248,525
SGS SA	1,956	4,314,206
SIG Group AG*	86,276	2,028,258
Sika AG	43,252	9,752,164
Sonova Holding AG	15,556	4,116,969
STMicroelectronics NV	203,238	7,096,465
Straumann Holding AG	32,419	3,571,894
Swatch Group AG - Bearer	8,016	1,954,182
Swatch Group AG - Registered	13,630	622,727
Swiss Life Holding AG	9,533	4,997,145
Swiss Prime Site AG	21,609	1,863,569
Swiss Re AG	87,486	6,818,091
Swisscom AG	7,575	3,922,726
Temenos AG	17,555	1,439,959
UBS Group AG	1,039,906	16,521,473
VAT Group AG, 144A	7,705	1,849,200
Zurich Insurance Group AG	44,576	19,795,848

(Cost $414,370,920)		439,324,606

United Kingdom - 14.5%
3i Group PLC	292,399	4,128,811
abrdn PLC	553,356	944,002
Admiral Group PLC	54,811	1,351,162
Anglo American PLC	374,072	12,093,795
Ashtead Group PLC	130,420	6,439,132
Associated British Foods PLC	97,275	1,723,317
AstraZeneca PLC	457,135	56,525,388
Auto Trader Group PLC, 144A	257,832	1,952,295
AVEVA Group PLC	38,140	1,240,603
Aviva PLC	799,173	3,887,210
BAE Systems PLC	933,001	8,412,982
Barclays PLC	5,041,598	9,634,481
Barratt Developments PLC	279,412	1,386,986
Berkeley Group Holdings PLC	34,888	1,481,350
BP PLC	5,714,368	29,308,468
British American Tobacco PLC	635,294	25,472,809
British Land Co. PLC REIT	279,628	1,399,428
BT Group PLC	2,054,072	3,596,028
Bunzl PLC	99,989	3,323,260
Burberry Group PLC	110,129	2,236,337
CNH Industrial NV	289,289	3,540,985
Coca-Cola Europacific Partners PLC	60,574	2,978,424
Compass Group PLC	528,958	11,423,384
Croda International PLC	39,099	3,055,039
Diageo PLC	675,243	29,525,952
Entain PLC	167,604	2,478,603
Ferguson PLC	63,989	7,423,199
GSK PLC	1,198,758	19,209,495

Haleon PLC*	1,450,505	4,361,758
Halma PLC	109,207	2,632,466
Hargreaves Lansdown PLC	114,366	1,086,256
HSBC Holdings PLC	5,942,191	36,503,311
Imperial Brands PLC	260,523	5,739,752
Informa PLC	426,994	2,712,342
InterContinental Hotels Group PLC	52,550	2,863,732
Intertek Group PLC	46,304	2,129,601
J Sainsbury PLC	492,643	1,164,066
JD Sports Fashion PLC	729,388	957,060
Johnson Matthey PLC	53,457	1,251,336
Kingfisher PLC	604,090	1,628,812
Land Securities Group PLC REIT	190,295	1,438,254
Legal & General Group PLC	1,744,359	5,116,718
Lloyds Banking Group PLC	20,415,939	10,407,111
London Stock Exchange Group PLC	98,055	9,229,033
M&G PLC	743,467	1,690,665
Melrose Industries PLC	1,267,503	2,009,907
Mondi PLC	138,836	2,364,451
National Grid PLC	1,071,382	13,417,059
NatWest Group PLC	1,537,927	4,403,102
Next PLC	38,989	2,632,461
Ocado Group PLC*	169,566	1,430,111
Pearson PLC	214,856	2,153,534
Persimmon PLC	93,407	1,601,622
Phoenix Group Holdings PLC	202,120	1,414,453
Prudential PLC	816,986	8,576,005
Reckitt Benckiser Group PLC	211,518	16,335,505
RELX PLC	569,605	14,967,891
Rentokil Initial PLC	527,562	3,193,048
Rio Tinto PLC	330,045	18,292,657
Rolls-Royce Holdings PLC*	2,429,672	2,173,365
Sage Group PLC	291,097	2,418,574
Schroders PLC	37,429	1,168,777
Segro PLC REIT	361,703	3,962,397
Severn Trent PLC	71,326	2,309,293
Shell PLC	2,197,743	58,466,433
Smith & Nephew PLC	249,227	2,940,148
Smiths Group PLC	105,297	1,823,845
Spirax-Sarco Engineering PLC	20,639	2,525,907
SSE PLC	311,301	5,976,077
St James’s Place PLC	153,878	1,978,875
Standard Chartered PLC	750,567	5,215,910
Taylor Wimpey PLC	1,132,200	1,424,445
Tesco PLC	2,214,236	6,397,259
Unilever PLC	752,046	34,295,220
United Utilities Group PLC	190,798	2,341,734
Vodafone Group PLC(b)	7,953,765	10,688,709
Whitbread PLC	58,877	1,712,672
WPP PLC	334,987	2,896,867

(Cost $713,907,461)		590,593,511

TOTAL COMMON STOCKS (Cost $4,264,125,501)		3,976,605,204

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	18,170	1,264,502
Henkel AG & Co. KGaA	54,367	3,509,827
Porsche Automobil Holding SE	43,455	3,077,872
Sartorius AG	7,523	3,144,306
Volkswagen AG	55,135	7,875,688

(Cost $25,404,412)		18,872,195

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	255,836	164,887

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
(Cost $20,825,174)	20,825,174	20,825,174

CASH EQUIVALENTS - 3.1%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(d)	11,419,260	11,414,693
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)	114,433,085	114,433,085

TOTAL CASH EQUIVALENTS (Cost $125,852,345)		125,847,778

TOTAL INVESTMENTS - 101.9% (Cost $4,436,207,432)		$4,142,315,238
Other assets and liabilities, net - (1.9%)		(77,367,005)

NET ASSETS - 100.0%		$4,064,948,233

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
6,384,048	403,757	(50,774)	(5,098)	(1,594,052)	—	—	614,270	5,137,881
SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
87,362,002	—	(66,536,828)(f)	—	—	112,127	—	20,825,174	20,825,174
CASH EQUIVALENTS - 3.1%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(d)
11,386,377	26,047	—	—	2,269	48,602	—	11,419,260	11,414,693
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
—	543,827,390	(429,394,305)	—	—	316,731	—	114,433,085	114,433,085

105,132,427	544,257,194	(495,981,907)	(5,098)	(1,591,783)	477,460	—	147,291,789	151,810,833

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $92,439,491, which is 2.3% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $79,781,847.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$698,329,021	17.4%
Industrials	607,253,440	15.2
Health Care	524,413,078	13.1
Consumer Discretionary	463,515,920	11.6
Consumer Staples	438,696,433	11.0
Information Technology	322,936,562	8.1
Materials	298,627,595	7.5
Energy	195,192,609	4.9
Communication Services	194,346,779	4.9
Utilities	138,040,245	3.4
Real Estate	114,290,604	2.9

Total	$3,995,642,286	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	28	$3,983,686	$3,827,247	9/16/2022	$(156,439)
CAC40 10 EURO Futures	EUR	90	5,825,288	5,538,887	9/16/2022	(286,401)
DAX Index Futures	EUR	16	5,258,323	5,164,242	9/16/2022	(94,081)
FTSE 100 Index Futures	GBP	100	8,453,872	8,465,893	9/16/2022	12,021
IBEX 35 Index Futures	EUR	30	2,416,740	2,378,869	9/16/2022	(37,871)
MSCI EAFE Futures	USD	130	12,141,640	11,876,150	9/16/2022	(265,490)
OMXS30 Index Futures	SEK	165	3,020,388	2,970,310	9/16/2022	(50,078)
SPI 200 Futures	AUD	38	4,391,867	4,490,461	9/15/2022	98,594
SWISS MKT IX Futures	CHF	55	6,093,207	6,112,736	9/16/2022	19,529
TOPIX Index Futures	JPY	70	9,698,050	9,885,910	9/08/2022	187,860

Total net unrealized depreciation						$(572,356)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	9/2/2022	AUD	10,361,000	USD	7,233,066	$143,549	$—
Goldman Sachs & Co.	9/2/2022	AUD	144,991,642	USD	101,220,840	2,010,265	—
JP Morgan & Chase Co.	9/2/2022	AUD	153,246,500	USD	106,984,447	2,125,483	—
RBC Capital Markets	9/2/2022	AUD	158,875,500	USD	110,916,547	2,205,938	—
Goldman Sachs & Co.	9/2/2022	CHF	135,801,400	USD	142,903,715	3,976,451	—
JP Morgan & Chase Co.	9/2/2022	CHF	144,605,500	USD	152,168,263	4,234,247	—
RBC Capital Markets	9/2/2022	CHF	120,190,200	USD	126,485,111	3,528,385	—
RBC Capital Markets	9/2/2022	CHF	13,111,000	USD	13,796,522	383,734	—
Goldman Sachs & Co.	9/2/2022	DKK	72,039,000	USD	9,887,192	153,178	—
Goldman Sachs & Co.	9/2/2022	DKK	217,314,100	USD	29,826,321	462,527	—
JP Morgan & Chase Co.	9/2/2022	DKK	295,389,200	USD	40,542,115	628,701	—
RBC Capital Markets	9/2/2022	DKK	263,533,400	USD	36,169,882	560,870	—
Goldman Sachs & Co.	9/2/2022	EUR	54,092,000	USD	55,270,935	911,132	—
Goldman Sachs & Co.	9/2/2022	EUR	360,527,200	USD	368,390,298	6,078,167	—
JP Morgan & Chase Co.	9/2/2022	EUR	414,220,000	USD	423,256,209	6,985,451	—
RBC Capital Markets	9/2/2022	EUR	394,875,100	USD	403,489,300	6,659,217	—
Goldman Sachs & Co.	9/2/2022	GBP	173,087,200	USD	210,775,207	9,699,704	—
JP Morgan & Chase Co.	9/2/2022	GBP	174,772,200	USD	212,825,875	9,792,907	—
RBC Capital Markets	9/2/2022	GBP	6,137,000	USD	7,473,178	343,822	—
RBC Capital Markets	9/2/2022	GBP	175,518,900	USD	213,736,912	9,836,502	—
Goldman Sachs & Co.	9/2/2022	HKD	351,959,300	USD	44,884,180	41,174	—
JP Morgan & Chase Co.	9/2/2022	HKD	319,961,200	USD	40,803,571	37,431	—
RBC Capital Markets	9/2/2022	HKD	310,717,800	USD	39,624,791	36,350	—
Goldman Sachs & Co.	9/2/2022	ILS	22,541,400	USD	6,622,422	—	(144,126)
Goldman Sachs & Co.	9/2/2022	ILS	1,701,000	USD	499,723	—	(10,888)
JP Morgan & Chase Co.	9/2/2022	ILS	21,646,400	USD	6,359,481	—	(138,403)
RBC Capital Markets	9/2/2022	ILS	27,352,200	USD	8,035,784	—	(174,885)
Goldman Sachs & Co.	9/2/2022	JPY	38,430,284,400	USD	288,180,304	11,554,179	—
Goldman Sachs & Co.	9/2/2022	JPY	4,305,435,000	USD	32,285,032	1,293,958	—
JP Morgan & Chase Co.	9/2/2022	JPY	42,625,812,300	USD	319,643,089	12,817,015	—
RBC Capital Markets	9/2/2022	JPY	39,119,829,200	USD	293,354,349	11,764,792	—
Goldman Sachs & Co.	9/2/2022	NOK	104,741,700	USD	10,842,602	302,928	—
JP Morgan & Chase Co.	9/2/2022	NOK	105,354,300	USD	10,906,016	304,699	—
RBC Capital Markets	9/2/2022	NOK	103,854,300	USD	10,750,740	300,361	—
Goldman Sachs & Co.	9/2/2022	NZD	3,743,400	USD	2,347,142	56,742	—
JP Morgan & Chase Co.	9/2/2022	NZD	829,000	USD	519,774	12,550	—
JP Morgan & Chase Co.	9/2/2022	NZD	2,954,200	USD	1,852,307	44,779	—
RBC Capital Markets	9/2/2022	NZD	4,313,800	USD	2,704,787	65,388	—
Goldman Sachs & Co.	9/2/2022	SEK	488,902,600	USD	48,018,956	2,155,673	—
JP Morgan & Chase Co.	9/2/2022	SEK	417,236,000	USD	40,982,996	1,842,659	—
JP Morgan & Chase Co.	9/2/2022	SEK	110,603,000	USD	10,863,754	488,238	—
RBC Capital Markets	9/2/2022	SEK	480,805,100	USD	47,227,070	2,123,402	—
Goldman Sachs & Co.	9/2/2022	SGD	21,828,300	USD	15,785,409	165,315	—
JP Morgan & Chase Co.	9/2/2022	SGD	25,483,400	USD	18,428,640	192,997	—
RBC Capital Markets	9/2/2022	SGD	2,774,000	USD	2,005,973	20,929	—
RBC Capital Markets	9/2/2022	SGD	21,923,200	USD	15,854,037	166,034	—
Goldman Sachs & Co.	9/2/2022	USD	106,502,004	AUD	155,352,642	—	(201,911)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
JP Morgan & Chase Co.	9/2/2022	USD	105,058,138	AUD	153,246,500	$—	$(199,174)
RBC Capital Markets	9/2/2022	USD	108,917,099	AUD	158,875,500	—	(206,490)
Goldman Sachs & Co.	9/2/2022	USD	139,147,907	CHF	135,801,400	—	(220,644)
JP Morgan & Chase Co.	9/2/2022	USD	148,168,964	CHF	144,605,500	—	(234,948)
RBC Capital Markets	9/2/2022	USD	136,586,096	CHF	133,301,200	—	(216,582)
Goldman Sachs & Co.	9/2/2022	USD	39,121,331	DKK	289,353,100	—	(23,523)
JP Morgan & Chase Co.	9/2/2022	USD	39,937,428	DKK	295,389,200	—	(24,014)
RBC Capital Markets	9/2/2022	USD	35,630,437	DKK	263,533,400	—	(21,424)
Goldman Sachs & Co.	9/2/2022	USD	416,920,337	EUR	414,619,200	—	(248,402)
JP Morgan & Chase Co.	9/2/2022	USD	416,518,921	EUR	414,220,000	—	(248,163)
RBC Capital Markets	9/2/2022	USD	397,066,657	EUR	394,875,100	—	(236,573)
Goldman Sachs & Co.	9/2/2022	USD	201,404,266	GBP	173,087,200	—	(328,764)
JP Morgan & Chase Co.	9/2/2022	USD	203,364,932	GBP	174,772,200	—	(331,964)
RBC Capital Markets	9/2/2022	USD	211,374,805	GBP	181,655,900	—	(345,039)
Goldman Sachs & Co.	9/2/2022	USD	42,061,882	HKD	330,135,300	536	—
Goldman Sachs & Co.	9/2/2022	USD	2,783,282	HKD	21,824,000	—	(2,694)
JP Morgan & Chase Co.	9/2/2022	USD	40,765,361	HKD	319,961,200	779	—
RBC Capital Markets	9/2/2022	USD	39,587,685	HKD	310,717,800	757	—
Goldman Sachs & Co.	9/2/2022	USD	7,287,769	ILS	24,242,400	—	(10,610)
JP Morgan & Chase Co.	9/2/2022	USD	6,507,358	ILS	21,646,400	—	(9,474)
RBC Capital Markets	9/2/2022	USD	8,222,640	ILS	27,352,200	—	(11,971)
Goldman Sachs & Co.	9/2/2022	USD	308,282,917	JPY	42,735,719,400	—	(665,718)
JP Morgan & Chase Co.	9/2/2022	USD	307,490,080	JPY	42,625,812,300	—	(664,006)
RBC Capital Markets	9/2/2022	USD	282,198,948	JPY	39,119,829,200	—	(609,391)
Goldman Sachs & Co.	9/2/2022	USD	10,554,171	NOK	104,741,700	—	(14,497)
JP Morgan & Chase Co.	9/2/2022	USD	10,350,337	NOK	102,718,300	—	(14,269)
JP Morgan & Chase Co.	9/2/2022	USD	272,881	NOK	2,636,000	—	(7,632)
RBC Capital Markets	9/2/2022	USD	10,464,806	NOK	103,854,300	—	(14,427)
Goldman Sachs & Co.	9/2/2022	USD	2,295,079	NZD	3,743,400	—	(4,679)
JP Morgan & Chase Co.	9/2/2022	USD	2,319,480	NZD	3,783,200	—	(4,728)
RBC Capital Markets	9/2/2022	USD	2,644,791	NZD	4,313,800	—	(5,391)
Goldman Sachs & Co.	9/2/2022	USD	45,978,661	SEK	488,902,600	—	(115,378)
JP Morgan & Chase Co.	9/2/2022	USD	49,640,420	SEK	527,839,000	—	(124,567)
RBC Capital Markets	9/2/2022	USD	45,217,135	SEK	480,805,100	—	(113,467)
Goldman Sachs & Co.	9/2/2022	USD	15,646,405	SGD	21,828,300	—	(26,312)
JP Morgan & Chase Co.	9/2/2022	USD	18,266,361	SGD	25,483,400	—	(30,717)
RBC Capital Markets	9/2/2022	USD	17,702,817	SGD	24,697,200	—	(29,770)
Goldman Sachs & Co.	10/4/2022	AUD	20,060,000	USD	13,758,953	25,391	—
Goldman Sachs & Co.	10/4/2022	AUD	155,352,642	USD	106,556,377	198,189	—
JP Morgan & Chase Co.	10/4/2022	AUD	153,246,500	USD	105,107,177	190,905	—
RBC Capital Markets	10/4/2022	AUD	158,875,500	USD	108,971,117	201,094	—
Goldman Sachs & Co.	10/4/2022	CHF	135,801,400	USD	139,500,966	185,596	—
JP Morgan & Chase Co.	10/4/2022	CHF	144,605,500	USD	148,532,705	185,422	—
RBC Capital Markets	10/4/2022	CHF	133,301,200	USD	136,932,654	182,179	—
Goldman Sachs & Co.	10/4/2022	DKK	289,353,100	USD	39,200,832	13,494	—
JP Morgan & Chase Co.	10/4/2022	DKK	295,389,200	USD	40,015,335	10,523	—
RBC Capital Markets	10/4/2022	DKK	263,533,400	USD	35,702,844	12,290	—
Goldman Sachs & Co.	10/4/2022	EUR	414,619,200	USD	417,790,208	154,524	—
JP Morgan & Chase Co.	10/4/2022	EUR	414,220,000	USD	417,359,788	126,208	—
RBC Capital Markets	10/4/2022	EUR	394,875,100	USD	397,895,105	147,166	—
Goldman Sachs & Co.	10/4/2022	GBP	173,087,200	USD	201,525,427	315,426	—
JP Morgan & Chase Co.	10/4/2022	GBP	11,272,000	USD	13,123,697	20,248	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
JP Morgan & Chase Co.	10/4/2022	GBP	174,772,200	USD	203,483,777	$315,001	$—
RBC Capital Markets	10/4/2022	GBP	181,655,900	USD	211,500,329	329,406	—
Goldman Sachs & Co.	10/4/2022	JPY	42,735,719,400	USD	309,063,239	579,551	—
JP Morgan & Chase Co.	10/4/2022	JPY	42,625,812,300	USD	308,267,280	576,946	—
RBC Capital Markets	10/4/2022	JPY	4,164,207,000	USD	30,115,096	56,167	—
RBC Capital Markets	10/4/2022	JPY	39,119,829,200	USD	282,913,247	530,515	—
Goldman Sachs & Co.	10/4/2022	NOK	104,741,700	USD	10,559,810	13,468	—
JP Morgan & Chase Co.	10/4/2022	NOK	42,512,000	USD	4,286,102	5,609	—
JP Morgan & Chase Co.	10/4/2022	NOK	102,718,300	USD	10,355,868	13,260	—
RBC Capital Markets	10/4/2022	NOK	103,854,300	USD	10,470,397	13,406	—
Goldman Sachs & Co.	10/4/2022	NZD	3,743,400	USD	2,294,891	4,601	—
JP Morgan & Chase Co.	10/4/2022	NZD	3,783,200	USD	2,319,291	4,650	—
RBC Capital Markets	10/4/2022	NZD	4,313,800	USD	2,644,575	5,302	—
Goldman Sachs & Co.	10/4/2022	SEK	488,902,600	USD	46,045,782	105,329	—
JP Morgan & Chase Co.	10/4/2022	SEK	527,839,000	USD	49,713,823	114,654	—
RBC Capital Markets	10/4/2022	SEK	480,805,100	USD	45,284,850	105,290	—
Goldman Sachs & Co.	10/4/2022	SGD	21,828,300	USD	15,648,373	25,778	—
Goldman Sachs & Co.	10/4/2022	SGD	2,740,000	USD	1,964,216	3,188	—
JP Morgan & Chase Co.	10/4/2022	SGD	25,483,400	USD	18,268,658	30,095	—
RBC Capital Markets	10/4/2022	SGD	24,697,200	USD	17,705,043	29,166	—
JP Morgan & Chase Co.	10/4/2022	USD	4,876,816	DKK	35,995,000	—	(1,983)
Goldman Sachs & Co.	10/4/2022	USD	3,482,525	EUR	3,456,000	—	(1,381)
JP Morgan & Chase Co.	10/4/2022	USD	4,278,936	SEK	45,427,000	—	(10,321)
Goldman Sachs & Co.	10/5/2022	HKD	330,135,300	USD	42,091,377	—	(3,168)
JP Morgan & Chase Co.	10/5/2022	HKD	319,961,200	USD	40,792,906	—	(4,371)
RBC Capital Markets	10/5/2022	HKD	310,717,800	USD	39,615,445	—	(3,234)
Goldman Sachs & Co.	10/5/2022	USD	2,566,762	HKD	20,131,000	80	—
Goldman Sachs & Co.	10/6/2022	ILS	24,242,400	USD	7,299,839	9,238	—
JP Morgan & Chase Co.	10/6/2022	ILS	21,646,400	USD	6,517,939	8,053	—
JP Morgan & Chase Co.	10/6/2022	ILS	10,034,000	USD	3,020,749	3,148	—
RBC Capital Markets	10/6/2022	ILS	27,352,200	USD	8,236,258	10,423	—

Total unrealized appreciation (depreciation)						$121,370,874	$(6,060,073)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,976,605,204	$—	$—	$3,976,605,204
Preferred Stocks	18,872,195	—	—	18,872,195
Warrants	164,887	—	—	164,887
Short-Term Investments(a)	146,672,952	—	—	146,672,952
Derivatives(b)
Forward Foreign Currency Contracts	—	121,370,874	—	121,370,874
Futures Contracts	318,004	—	—	318,004

TOTAL	$4,142,633,242	$121,370,874	$—	$4,264,004,116

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(6,060,073)	$—	$(6,060,073)
Futures Contracts	(890,360)	—	—	(890,360)

TOTAL	$(890,360)	$(6,060,073)	$—	$(6,950,433)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)